Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2016	2017
Value added tax recoverable	$118	$328
Rental and utility deposit	15	19
Advance to suppliers	123	410
Prepayment	403	654
Coupon and dividend receivable	140	93
Others	859	915
	$1,658	$2,419